CONVERTIBLE DEBENTURES (Details)	12 Months Ended
Oct. 31, 2023 USD ($)
Note 11. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022
Additions to debt	2,000,000
Derivative liability recognition	(783,856)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)
Interest accretion	343,556
Debt payments	(137,745)
Balance - October 31, 2023	247,316
Current portion
Non-current portion	247,316
Note 11. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022
Additions to debt	6,000,000
Derivative liability recognition	(3,982,944)
Debt settlement through conversion of shares (Note 11.1.1)
Interest accretion	271,651
Debt payments	(123,261)
Balance - October 31, 2023	2,165,446
Current portion
Non-current portion	2,165,446
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022
Additions to debt	8,000,000
Derivative liability recognition	(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)
Interest accretion	615,207
Debt payments	(261,006)
Balance - October 31, 2023	2,412,762
Current portion
Non-current portion	$ 2,412,762